Cover	12 Months Ended
Aug. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	false
Document Period End Date	Aug. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Happy City Holdings Limited
Entity Central Index Key	0002046656
Entity File Number	001-42712
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jul. 04, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	30 Cecil Street
Entity Address, Address Line Two	Prudential Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	#19-08
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares of no par value
Trading Symbol	HCHL
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	7,212,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Suk Yee, Kwan
Entity Address, Address Line One	30 Cecil Street
Entity Address, Address Line Two	Prudential Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	#19-08
Entity Phone Fax Numbers [Line Items]
City Area Code	+65
Local Phone Number	97151351